Commitments and Contingencies - Schedule of Aggregate Minimum Annual Lease Payments under Operating Lease (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2018	$ 1,238
2019	1,170
2020	1,036
2021	1,002
2022	921
2023	590
Total annual lease payments	$ 5,957